Related Party Transactions	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

The following is a list of the related parties with whom the Group conducted significant transactions, and their relationship with the Group:

Related parties	Relationship
Mr. Yu Haifeng	Controlling shareholder and Chairman of the Group CEO of the Group until September 20, 2019
Fanhua Inc.	Shareholder of Puyi since September 2018 who has approximately 4.5% of Puyi and shares a common director with Puyi
Fanhua Lianxing Insurance Sales Co., Ltd.	Subsidiary of Fanhua Inc.
Tibet Zhuli Investment Co., Ltd.	Subsidiary of Fanhua Inc.
Mr. Tang Jianping	Minority shareholder of Zhonghui, who holds its 48% shares. As we disposed Zhonghui in December 2020, Mr. Tang Jianping was not our related party since then.
Shenzhen Taozhan Trade Co., Ltd.	Mr. Tang Jianping’s wife holds its 48% shares. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Red Lake Yongjin No.1 (Shenzhen) Investment LLP	A vehicle controlled by Mr. Tang Jianping by April 2020 and managed by the Group thereafter. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Shenzhen Red Lake Shengchuang Investment LLP	Ultimately controlled by Mr. Tang Jianping. As we disposed Zhonghui in December 2020, this entity was not our related party since then.
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd.	Mr. Tang Jianping is the executive partner of this entity. As we disposed Zhonghui in December 2020, this entity was not our related party since then.

Related party transactions:

	Years ended June 30,
	Note	2019	2020	2021	2021
		RMB	RMB	RMB	US$
Loan provided to related parties
Shenzhen Red Lake Shengchuang Investment LLP	a	-	718	-	-
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd.	b	-	119	-	-
Subtotal		-	837	-	-

Repayment of loan from related parties
Shenzhen Red Lake Shengchuang Investment LLP	a	-	175	-	-
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd.	b	-	5	-	-
Shenzhen Taozhan Trade Co., Ltd.	c	410	-	-	-
Mr. Yu Haifeng	e	80	-	-	-
Subtotal		490	180	-	-

Loan received from related party
Tibet Zhuli Investment Co., Ltd.	f	50,000	-	-	-

Interest expense
Tibet Zhuli Investment Co., Ltd.	f	1,048	-	-	-

Repayment of loan to related party
Tibet Zhuli Investment Co., Ltd.	f	51,048	-	-	-

Advisory fee expense
Red Lake Yongjin No.1 (Shenzhen) Investment LLP	g	581	-	-	-

Other services
Income from Fanhua Lianxing Insurance Sales Co., Ltd.	d	-	-	1,146	178
Amount received from Fanhua Lianxing Insurance Sales Co., Ltd.	d	-	-	494	77

Notes

(a)	Zhonghui provided interest free loans to Shenzhen Red Lake Shengchuang Investment LLP (“Shengchuang”) totaling RMB718 from December 2019 to June 2020. As of June 30, 2020, RMB175 had been returned. As we disposed Zhonghui in December 2020, this entity was not our related party since then.

(b)	Zhonghui provided interest free loans to Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd. (“Jinhui”) totaling RMB119 from February 2020 to June 2020. As of June 30, 2020, RMB5 had been returned. As we disposed Zhonghui in December 2020, this entity was not our related party since then.

(c)	Zhonghui, a subsidiary acquired by the Group in July 2018, provided an interest free loan of RMB1,000 to Shenzhen Taozhan Trade Co., Ltd. (“Taozhan”). During the year ended June 30, 2019, Taozhan repaid RMB410 to the Group. As we disposed Zhonghui in December 2020, this entity was not our related party since then.

(d)	Starting from January 2021, the Group cooperated with Fanhua Lianxing Insurance Sales Co., Ltd (“Lianxing”) and received service fee with VAT totaling RMB1,215 and without VAT totaling RMB1,146 from marketing insurance products for Lianxing. As of June 30, 2021, RMB494 with VAT had been received.

(e)	The Group provided a loan to Mr. Yu Haifeng in June 2018. The loan has been repaid in July 2018.

(f)	In August 2018, the Group received a short-term loan with a principal amount of RMB50,000 from Tibet Zhuli Investment Co., Ltd. (“Tibet Zhuli”), which was controlled by Fanhua Inc, the Group’s shareholder. The amounts are unsecured, bearing interest at 8.5% per annum and are repayable after 6 months from the date of the agreement. The principal and interest of the loan have been fully repaid as of June 30, 2019.

(g)	In September 2018, the Group incurred advisory fee expenses to Red Lake Yongjin No.1 (Shenzhen) Investment LLP for a potential non-performing loan project.

Amounts due from related parties:

	As of June 30,
	Note	2020	2021	2021
		RMB	RMB	US$

Shenzhen Red Lake Shengchuang Investment LLP	a	543	-	-
Jinhui Red Lake (Shenzhen) Enterprise Management Co., Ltd	b	114	-	-
Shenzhen Taozhan Trade Co., Ltd.	c	590	-	-
Fanhua Lianxing Insurance Sales Co., Ltd.	d	-	721	112
Total		1,247	721	112